May 1, 2007

VIA COURIER AND EDGAR

Re:	The Blackstone Group L.P. Registration Statement on Form S-1 File No. 333-141504

Lesli Sheppard, Esq.
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Mailstop 7010
Washington, D.C. 20549

Dear Ms. Sheppard:

        On behalf of The Blackstone Group L.P., we hereby transmit via EDGAR for filing with the Securities and Exchange Commission Pre-Effective Amendment No. 1 to the above-referenced Registration Statement relating to the offering of its common units representing limited partner interests, marked to show changes from the Registration Statement as filed on March 22, 2007. The Registration Statement has been revised in response to the Staff's comments and to reflect certain other changes.

        In addition, we are providing the following responses to your comment letter, dated April 19, 2007, regarding the Registration Statement. To assist your review, we have retyped the text of the Staff's comments in italics below. Please note that all references to page numbers in our responses refer to the page numbers of Amendment No. 1 to the Registration Statement. The responses and information described below are based upon information provided to us by Blackstone.

General

1.
Please include all information that is not subject to Rule 430A in the next amendment, including a bona fide estimate of the range of the maximum offering price for the shares and the maximum number of shares offered. This information must be included on the prospectus cover page, as well as in the body of the prospectus. See instruction 1(A) to Item 501(b)(3) of Regulation S-K. We will need adequate time to review this information once it is provided.

  Blackstone respectfully advises the Staff that it will include a bona fide estimate of the range of the offering price for the common units and the maximum number of common units offered on the cover page as well as in the body of the prospectus in a subsequent pre-effective amendment to the Registration Statement. Blackstone acknowledges that the Staff will need adequate time to review this information once it is provided.

2.
All exhibits are subject to our review. Accordingly, please file or submit all of your exhibits with your next amendment, or as soon as possible. Please note that we may have comments on the legal opinion and other exhibits once they are filed. Understand that we will need adequate time to review these materials before accelerating effectiveness.

  Blackstone acknowledges the Staff's comment and advises the Staff that it will file or submit the remainder of its exhibits as soon as possible. Blackstone acknowledges that the Staff will need adequate time to review these materials before accelerating effectiveness.

3.
Prior to the effectiveness of the registration statement, please arrange to have the NASD call us or provide us with a letter indicating that the NASD has cleared the filing.

  Blackstone respectfully advises the Staff that the underwriters will arrange to have the NASD, prior to effectiveness of the Registration Statement, call the Staff or provide the Staff with a letter indicating that the NASD has cleared the filing.

4.
Please do not use smaller type in tables and footnotes, as you do on pages 11 and 178, for example. Please also consider increasing the size of your structure to one full page.

  In response to the Staff's comment, Blackstone has increased the size of the type in the tables and footnotes on pages 166, 167 and 193 in the Registration Statement and has increased the size of the structure diagram on pages 15 and 69 to one full page.

5.
We are still evaluating your prefiling correspondence dated February 27, 2007 and April 13, 2007 related to the application of the fair value option to general partner interests in limited partnerships.

  Blackstone acknowledges the Staff's comment.

6.
Pages 49-50 of the S-1 briefly describes why you do not believe that The Blackstone Group L.P. is an investment company for purposes of section 3(a)(1)(C) of the Investment Company Act of 1940 ("Company Act"). Please provide further information needed to conduct an analysis under section 3(a)(1)(C) of the Company Act for The Blackstone Group L.P., as well as Blackstone Holdings I GP Inc., Blackstone Holdings II GP Inc., Blackstone Holdings III GP L.P., Blackstone Holdings IV GP, L.P., Blackstone Holdings V GP L.P., Blackstone Holdings I L.P., Blackstone Holdings II L.P., Blackstone Holdings III L.P., Blackstone Holdings IV L.P., and Blackstone

  Holdings V L.P. (the "Blackstone Holdings entities"), prior to, and giving effect to, the proposed transaction. In particular, list all assets held by each entity and the value you assign to each:

  Section 3(a)(1)(C) of the Investment Company Act of 1940 defines "investment company" as a company that "is engaged or proposes to engage in the business of investing, reinvesting, owning, holding, or trading in securities," and that owns or proposes to acquire investment securities having a value exceeding 40% of the value of the company's total assets, exclusive of Government securities (as defined in section 2(a)(41) of the Investment Company Act) and cash items, on an unconsolidated basis. Section 3(a)(2) of the Investment Company Act defines "investment security" to mean all securities other than Government securities, securities issued by employees' securities companies and securities issued by majority-owned subsidiaries of the owner that are neither investment companies nor companies relying on the exception from the definition of investment company in section 3(c)(1) or 3(c)(7) of the Investment Company Act.

  The Blackstone Group L.P. and the Blackstone Holdings entities listed above are newly-formed entities that, following the reorganization, will be engaged, through subsidiaries, in the business of providing asset management and financial advisory services and not the business of investing, reinvesting, owning, holding or trading in securities (within the meaning of the Investment Company Act). Moreover, both prior to and after giving effect to the proposed reorganization and offering as described in the Prospectus, investment securities (within the meaning of the Investment Company Act) will comprise less than 40% of the total assets of The Blackstone Group L.P. and each of the Blackstone Holdings entities listed above (as determined in good faith by the board of directors of the general partner of The Blackstone Group L.P.).

  The dollar values of the various classes of assets of The Blackstone Group L.P. and the Blackstone Holdings entities, as determined by the board of directors of the general partner of The Blackstone Group L.P. and as confirmed by an independent valuation conducted by Duff & Phelps, LLC, have been provided to the Staff under separate cover.(1)

  (a)    Please identify and explain any interests in the Blackstone Funds held by or through The Blackstone Group L.P. For instance, please explain if interests in the Blackstone Funds are limited to general partnerships or if there are additional limited partnership interests, and the values of each. Do the Blackstone Holdings entities make contributions to the capital of the Blackstone Funds in connection with or apart from the general partner interests? What are the values with regard to each Blackstone Fund?

  Like other alternative asset managers, Blackstone invests a portion of its own capital in its sponsored funds. These investments are made to align the interests of Blackstone with those of outside investors in the Blackstone funds. The significant majority of Blackstone's investments in the Blackstone funds is represented by general partner or managing member interests in the funds. These interests are not investment securities. The courts and the Staff have consistently

(1)
The dollar values of the various classes of assets of The Blackstone Group L.P. and the Blackstone Holdings entities provided to the Staff do not reflect that portion of the proceeds from the offering that Blackstone intends to retain following the purchase of interests in its business from the existing owners and the repayment of amounts outstanding under its revolving credit facility. These retained proceeds will be deployed as set forth in "Use of Proceeds" in the Registration Statement.

  considered general partner and managing member interests not to be securities for purposes of the federal securities laws, including the Investment Company Act, when, as is the case here, the general partner or managing member retains actual control over the issuer of the interest.(2) Blackstone has also, directly or indirectly, invested in certain Blackstone funds through limited partner and non-managing member interests. In addition, as further described in our response to comment 6(c) below, Blackstone has invested in vehicles that make direct investments alongside the Blackstone funds in securities issued by the portfolio companies of the Blackstone funds ("Side-by-Side Vehicles"). For purposes of our analysis under section 3(a)(1)(C) of the Investment Company Act, we have assumed that limited partner and non-managing member interests in Blackstone funds, as well as all investments in Side-by-Side Vehicles, are investment securities, and therefore "bad" assets under section 3(a)(1)(C).

  The value and nature of the interests in the Blackstone funds to be held by The Blackstone Group L.P. through its subsidiaries have been provided to the Staff under separate cover.

  (b) We note that the Company Act risk disclosure on page 49 of the S-1 states:

      Moreover, because we believe that the capital interests of the general partners of our funds in their respective funds are neither securities nor investment securities, we believe that less than 40% of The Blackstone Group L.P.'s total assets (exclusive of U.S. government securities and cash items) on an unconsolidated basis after this offering will be comprised of assets that could be considered investment securities.

  Please explain this statement further as it relates to your status analysis.

  Section 3(a)(2) of the Investment Company Act defines "investment security" to mean all securities other than Government securities, securities issued by employees' securities companies and securities issued by majority-owned subsidiaries of the owner that are neither investment companies nor companies relying on the exception from the definition of investment company in section 3(c)(1) or 3(c)(7) of the Investment Company Act. Section 2(a)(24) of the Investment Company Act defines the "majority-owned subsidiary" of a person to mean a company 50% or more of whose outstanding voting securities are owned by that person or by a company that is a majority-owned subsidiary of that person. Section 2(a)(42) of the Investment Company Act defines "voting security" to mean a security presently entitling its owner or holder to vote for the election of a company's directors. Section 2(a)(12) of the Investment Company Act defines "director" to include "any director of a corporation or any person performing similar functions with respect to any organization, whether incorporated or unincorporated. …" The Commission

(2)
With respect to general partner interests in limited partnerships, see Williamson v. Tucker, 645 F.2d 404, 421-22 (5th Cir. 1981), cert. denied, 454 U.S. 897 (1981). The Staff has indicated that the analysis in Williamson should be used to evaluate whether general partner interests are securities under the Investment Company Act. See, e.g., Colony Realty Partners 1986, L.P., SEC No-Action Letter, 1988 SEC No-Act. LEXIS 517, at *1 (Apr. 27, 1988); Oppenheimer Capital, L.P., SEC No-Action Letter, 1987 SEC No-Act. LEXIS 2306, at *2-*3 (July 29, 1987); Albert M. Zlotnick, SEC No-Action Letter, 1986 SEC No-Act. LEXIS 2361, at *1-*2 (June 9, 1986); FCA Realty Fund, SEC No-Action Letter, 1984 SEC No-Act. LEXIS 2799, at *2 (Nov. 13, 1984).

  With respect to managing member interests in limited liability companies, see, e.g., Robinson v. Glynn, 349 F.3d 166, 174-75 (4th Cir. 2003); Nelson v. Stahl, 173 F. Supp. 2d 153, 163-66 (S.D.N.Y. 2001); Great Lakes Chem. Corp. v. Monsanto Co., 96 F. Supp. 2d 376, 383-94 (D. Del. 2000); Keith v. Black Diamond Advisors, Inc., 48 F. Supp. 2d 326, 332-34 (S.D.N.Y. 1999).

  and the Staff generally consider the general partner of a limited partnership to be a "director" of the limited partnership under section 2(a)(12) because it performs a function with respect to the limited partnership similar to that of the board of directors of a corporation.(3)

  After the reorganization and offering, the significant majority of the total assets of the Contributed Businesses, including the general partners and managing members of the Blackstone funds, will take the form of (1) investment advisory contracts with the Blackstone funds and (2) general partner interests (including preferred allocations of the income and gains of the funds organized as limited partnerships ("carried interests")) and managing member interests in the Blackstone funds.(4)

  Each Blackstone fund has a Blackstone-affiliated investment adviser that enters into an investment advisory contract with the fund, pursuant to which the investment adviser earns an advisory fee typically equal to 1% to 2% of the aggregate amount of the fund's commitments or invested capital (in the case of funds that invest primarily in illiquid investments) or net asset value (in the cases of funds that primarily invest in liquid investments) plus, in certain cases, a performance fee equal to a percentage interest in the fund's income and gains. Each Blackstone fund organized as a limited partnership has a Blackstone-affiliated general partner and a Blackstone-affiliated investment adviser. In the case of Blackstone funds organized as limited partnerships that invest primarily in illiquid investments, the general partners of these funds are generally entitled to a carried interest with respect to net realized income and gains generated by the funds in an amount equal to 20% of such net realized income and gains, generally taking into account unrealized losses. Some limited partnership agreements also make the carried interest subject to an annual preferred limited partner return of typically 8% subject to catch-up allocation to the general partner. In the case of Blackstone funds organized as limited partnerships that invest primarily in liquid investments, the carried interest is based on 20% (10% or less in the case of funds of funds) of appreciation in net asset value (exclusive of contributions and withdrawals) per annum.

  The Contributed Businesses' investment advisory contracts with, and general partner interests (including carried interests) and managing member interests in, the Blackstone funds are not investment securities. The investment advisory contracts are service contracts under which the Blackstone funds pay fees to their investment advisers for providing investment advisory services. In addition, as discussed above, the courts and the Staff have consistently considered general partner and managing member interests not to be securities for purposes of the federal securities laws, including the Investment Company Act, when the general partner or managing member retains actual control over the issuer of the interest. The limited partnership agreements of the Blackstone funds organized as limited partnerships and the organizational documents of the Blackstone funds organized as companies vest virtually all control over the funds in their respective general partners or managing members. Accordingly, the general partner and

(3)
Investment Company General Partners Not Deemed Interested Persons, Investment Company Act Release No. 18,868, 57 Fed. Reg. 34,726, 34,727 & n.5 (Aug. 6, 1992); Integrated Resources, Inc., SEC No-Action Letter, 1979 SEC No-Act. LEXIS 2940, at *1-*2 (June 1, 1979).

(4)
We note that in a 1987 no-action letter, the Staff allowed the controlling person of an asset management business to use the fair value of that business, comprising primarily investment advisory contracts and goodwill, to determine whether the controlling person would be an investment company under what is now section 3(a)(1)(C) of the Investment Company Act. Oppenheimer Capital, L.P., SEC No-Action Letter, 1987 SEC No-Act. LEXIS 2306, at *1-*3, *9-*10 (July 29, 1987).

  managing member interests in the Blackstone funds are not investment securities under the Investment Company Act.

  Because The Blackstone Group L.P. will have the sole ability to select the general partner or managing member of the general partner or managing member of virtually all of the Blackstone funds, as well as the general partner, managing member or corporate directors of each Blackstone Holdings entity, The Blackstone Group L.P. will, directly or indirectly, own 100% of the voting securities of each of such entities, meaning that each such entity will be a majority-owned subsidiary of The Blackstone Group L.P. under section 2(a)(24) of the Investment Company Act. Because assets that are not investment securities represent the vast majority of the assets of the general partner or managing member of each Blackstone fund and, as discussed above, each Blackstone Holdings entity, such entities are neither investment companies nor companies that rely on the exception from the definition of investment company in section 3(c)(1) or 3(c)(7) of the Investment Company Act. Accordingly, The Blackstone Group L.P.'s interests in the Blackstone Holdings entities and the general partners and managing members of the Blackstone funds are not investment securities under section 3(a)(2) of the Investment Company Act because these entities are majority-owned subsidiaries that are neither investment companies nor companies relying on the exception from the definition of investment company in section 3(c)(1) or 3(c)(7). Therefore, The Blackstone Group L.P. is not an investment company under section 3(a)(1)(C) because the vast majority of its assets—interests in these subsidiaries—is not represented by investment securities.

  (c)
  The notes to the unaudited condensed consolidated pro forma statement indicate that "investments in Blackstone Funds" principally represent assets held in employee funds which have been consolidated as variable interest entities. Please indicate whether these assets represent "good" or "bad" assets for purposes of section 3(a)(1)(C) of the Company Act (e.g., are these interests in an "employees securities company" as defined in section 2(a)(13) of the Company Act).

  The amount described as "Investments in Blackstone Funds" represents limited partner and non-managing member interests held in Blackstone funds as well as interests in Side-by-Side Vehicles. Over 55% of this amount represents amounts owned by Blackstone employees in which The Blackstone Group L.P. and its subsidiaries have no interest. Nevertheless, the entire amount of "Investments in Blackstone Funds" must be consolidated within The Blackstone Group L.P.'s financial statements in accordance with FASB Interpretation No. 46(R), Consolidation of Variable Interest Entities. We advise the Staff that we are treating the $524 million of this amount belonging to The Blackstone Group L.P. and/or its subsidiaries, representing both general partner interests(5) and limited partner interests owned by Blackstone in the Side-by-Side Vehicles, as "bad" assets for purposes of our analysis under section 3(a)(1)(C) of the Investment Company Act. Even if the entirety of this amount were included as "bad" assets in our section 3(a)(1)(C) analysis, the portion of The Blackstone Group L.P.'s total assets represented by "bad" assets would remain well below 40%.

7.
Please explain whether the offering by The Blackstone Group L.P. should be considered an indirect offering of the Blackstone Funds. In this context, please address rule 140 under the

(5)
Although we believe these general partner interests are not investment securities under section 3(a)(2) of the Investment Company Act in accordance with the analysis above, we are nevertheless treating these interests as "bad" assets for our analysis under section 3(a)(1)(C) of the Investment Company Act.

  Securities Act of 1933 as well as section 48(a) of the Company Act as applied to the registration requirements for investment companies.

  Pursuant to Rule 140 under the Securities Act of 1933, as amended (the "Securities Act"), The Blackstone Group L.P. would be engaged in the "distribution" of securities of the Blackstone funds under section 2(a)(11) of the Securities Act if the "chief part" of its business consisted of purchasing the securities of one or more Blackstone funds and selling its common units to the public to furnish the proceeds with which to acquire additional securities of the Blackstone funds.

  Section 48(a) of the Investment Company Act makes it unlawful for any person, directly or indirectly, to do through or by means of any other person anything that would be unlawful if done by that person itself. The Staff has taken the position that any issuer whose investors consist of non-qualified investors and that was formed for the purpose of investing in a private fund may result in a violation of section 48(a).(6) The Staff has considered that determining whether an issuer is "formed for the purpose" of investing in a private fund depends on the surrounding facts and circumstances. While not a strict limitation, the Staff has generally concluded that an issuer that has invested less than 40% of its capital in a particular private fund was not formed for the purpose of investing in that private fund.

  We do not believe that the public offering of common units of The Blackstone Group L.P. is an indirect offering of the Blackstone funds pursuant to rule 140 under the Securities Act or section 48(a) of the Investment Company Act. Far less than 40% of the value of The Blackstone Group L.P. is represented by indirect interests in any particular Blackstone fund.

  Further, as discussed above in our response to comment number 6, the vast majority of The Blackstone Group L.P.'s investments in the Blackstone funds is represented by general partner or managing member interests in the funds, which interests are not securities for the purposes of the federal securities laws, including the Securities Act and the Investment Company Act. Moreover, the largest share of The Blackstone Group L.P.'s income is and will continue to be derived from the management of third-party assets in the Blackstone funds and not from the investment of its own capital in the funds. In fact, the aggregate value of The Blackstone Group L.P.'s interests in securities issued by all of the Blackstone funds represents (on a pro forma basis after giving effect to the reorganization) much less than 40% of the value of The Blackstone Group L.P.

  Accordingly, the "chief part" of The Blackstone Group L.P.'s business is not purchasing securities of any Blackstone fund or selling securities to the public to furnish the proceeds with which to acquire additional securities of any Blackstone fund, and The Blackstone Group L.P. was not "formed for the purpose" of investing in any Blackstone fund. Therefore, we respectfully submit that the public offering of common units of The Blackstone Group L.P. is not an indirect offering of any Blackstone fund.

Prospectus Cover Page

8.
The cover page risk factors should concisely highlight the most significant adverse effects related to the offering and should be quantified to the extent possible. For guidance refer to Section II.A.3.a. of Securities Act Release 33-6900. Examples may include:

(6)
American Bar Association Section of Business Law, SEC No-Action Letter, 1999 SEC No-Act. LEXIS 456, at *44-*47 (Apr. 22, 1999).

    •
    investors' limited voting rights with respect to the general partner or its directors;

    •
    that the senior managing directors will be able to determine the outcome of any matters that may be submitted for a vote of the limited partners;

    •
    that your partnership agreement reduces or eliminates the fiduciary duties of your general partner and limits remedies available to common unitholders for actions that might otherwise constitute a breach of duty; and

    •
    that tax liabilities may be greater than cash distributions.

  In response to the Staff's comment, Blackstone has revised the cover page of its prospectus to more prominently highlight key risk factors related to the offering.

Table of Contents, page i

9.
Please revise the table of contents to include all major headings and subheadings within the body of the revised prospectus. See SEC Release No. 33-6900. In particular, we note that the risk factor subheadings have not been included in your table of contents.

  In response to the Staff's comment, Blackstone has revised the table of contents to include all major headings and subheadings within the body of the revised prospectus.

Prospectus Summary, page 1

10.
Considering the significant impact it appears the deconsolidation of the Blackstone funds will have on your financial statements, please include a sufficiently detailed discussion of your intent to deconsolidate these funds in this section of your Form S-1. Such discussion should include:

  •
  The business purpose for your decision to grant rights to the third-party investors in that fund to provide that a simple majority of the fund's investors will have the right to accelerate the liquidation date of that fund or the withdrawal of their capital by a simple majority vote;

  •
  Whether these investors purchased this new right and, if not, why not;

  •
  The impact this change will have on your financial statements, including footnote disclosure; and

  •
  Finally, please include a risk factor that discusses the impact on your financial statements and footnote disclosures once these funds have been deconsolidated.

  In response to the Staff's comment, Blackstone has expanded its disclosure on page 5 to include a more detailed discussion regarding its intent to deconsolidate Blackstone funds.

  With regard to the final bullet point of the Staff's comment, Blackstone notes that the effects of the deconsolidation of the Blackstone funds on Blackstone's combined financial statements are now summarized on page 5 and are described in detail on pages 78 through 81. The risk factor entitled "Third-party investors in our investment funds will have the right to dissolve the investment funds and investors in our hedge funds may redeem their investments in our hedge funds. These events would lead to a decrease in our revenues, which could be substantial" on pages 46 and 47 appropriately describes the business risks relating to the deconsolidation of these funds. In addition, as disclosed on pages 5 and 79, Blackstone believes that the deconsolidation of these funds will result in its financial statements reflecting its alternative asset management business, including its management fee, incentive fee and performance revenues, in a manner that reflects both how management evaluates the business and the risks of assets and liabilities of Blackstone and is intended to provide investors an enhanced understanding of its business. Accordingly, Blackstone respectfully submits that it does not believe that the impact on its financial statements and footnote disclosures of the deconsolidation of Blackstone funds is a significant factor that makes the offering speculative or risky.

11.
Please consider reordering and revising your Summary to disclose information with an investor's perspective in mind. For example, investors are most likely interested in:

  •
  what exactly they will own as a result of your offering,

  •
  a plain English explanation of the company's distribution policy; and

  •
  material tax consequences.

  In response to the Staff's comment 11 and the Staff's other comments in respect of the "Summary," Blackstone has significantly revised the "Summary" with an investor's perspective in mind, including by expanding its disclosure on pages 4 and 5 to address the matters identified in the Staff's comment.

12.
Please revise to explain in plain English how you generate revenues and finance your operations. For example, we note your disclosure on page 60 that The Blackstone Group L.P. was formed as a Delaware limited partnership on March 12, 2007. We also note your disclosure on page 87 that your revenues consist of fund management fees and advisory fees. Given that you are not taking the funds themselves public, please also add a section to your summary that explains in more detail how you plan to generate cash flows.

  In response to the Staff's comment, Blackstone has expanded its disclosure on page 1 to discuss how Blackstone generates income. In addition, Blackstone has expanded its disclosures on page 4 to clarify that the income of Blackstone Holdings will benefit The Blackstone Group L.P. to the extent of its equity interest in Blackstone Holdings, as well as to discuss how The Blackstone Group L.P. intends to fund distributions.

13.
Please provide prominent disclosure regarding the total compensation or other remuneration that your existing owners will receive from:

  •
  cash distributions in 2006,

  •
  distributions in 2007,

  •
  cash distributions to be made immediately prior to the offering,

  •
  any proceeds of this offering,

  •
  in connection with the offering,

  •
  other reorganization transactions, and

  •
  any carried interest.

  In response to the Staff's comment, Blackstone has expanded its disclosure on pages 4 and 5 to prominently disclose the distributions received by its existing owners since 2006 or to be received by them in connection with the reorganization and offering.

  Blackstone respectfully advises the Staff that its disclosures regarding the cash distributions received or expected to be received by its existing owners in respect of the prior and current fiscal and tax year include distributions in respect of carried interest and that no extraordinary distributions (not already encompassed within the reorganization- and offering-related distributions disclosed on pages 4 and 5) are contemplated in respect of carried interest.

14.
Please also disclose how future distributions will be calculated and made to the principals.

  In response to the Staff's comment, Blackstone has expanded its disclosure on page 4 to clarify that the existing owners, as limited partners of Blackstone Holdings, will be entitled to receive distributions pro rata based on their partnership interests in Blackstone Holdings (except that The Blackstone Group L.P.'s wholly-owned subsidiaries will be entitled to priority allocations of income through December 31, 2009) and that certain existing owners and other individuals will continue to be allocated carried interest and incentive fees earned in relation to Blackstone funds.

15.
Please revise to briefly explain here, with more detail in your business section, what "carried interest" is and how important this is to your business. We may have further comment based on your revised disclosure.

  In response to the Staff's comment, Blackstone has expanded its disclosure on page 1 to explain what carried interest is and its importance to Blackstone's business. Blackstone has also similarly expanded its disclosures on page 161.

Competitive Strengths, page 3

16.
We note your disclosure at the top of page 6 that you "actively cultivate your relationships with major investment banking firms and other financial intermediaries." Please revise to provide specific examples to give investors a sense for how you operate your business. We also note your disclosure on page 7 that you intend to "preserve the elements of [y]our culture that have contributed to [y]our success as a privately-owned firm. Please also give specific examples.

  In response to the Staff's comment, Blackstone has expanded its disclosures on pages 8 and 140 to provide specific examples of how it cultivates its relationships with major investment banking firms and other financial intermediaries and on page 10 to clarify that it intends to preserve the elements of its culture that have contributed to its success as a privately-owned firm through management of its business with a long-term perspective, continued focus on limited partner investors in its investment funds and its partnership management structure, in each case as described in greater detail on pages 10 and 11.

Why We Are Going Public, page 7

17.
Please revise to explain what you mean by "permanent capital" in the first bullet point.

  In response to the Staff's comment, Blackstone has revised the first bullet point under "—Why We are Going Public" on page 9 to remove the term "permanent" capital.

Charitable Contributions, page 9

18.
Please revise to explain in more detail the charities that The Blackstone Foundation supports and any policies related charitable contributions.

  In response to the Staff's comment, Blackstone has revised its disclosure on page 11 regarding The Blackstone Charitable Foundation.

Organizational Structure, page 10

19.
Please revise to explain in plain English why you are engaging in the reorganization prior to taking your company public. In addition, please explain in detail for each level of the structure, the reasons you have formed your company this way and the purpose each entity serves.

  In response to the Staff's comment, Blackstone has expanded its disclosures on pages 13 and 64 to explain why it is engaging in the reorganization prior to the offering and on pages 16 and 70 through 71 to explain why it has decided to organize as a limited partnership and the purpose of the various entities within its organizational structure.

20.
Disclose whether there are any ceilings on the fees or expenses paid to the general partner and its affiliates.

  In response to the Staff's comment, Blackstone has revised its disclosure on page 17 to clarify that there are no ceilings on the fees or expenses paid to its general partner and its affiliates.

21.
With a view toward disclosure, please advise the staff as to the identity and value of the funds "that do not have a meaningful amount of unrealized investments" and the investment vehicles that will not be contributed to Blackstone Holdings.

  Blackstone respectfully advises the Staff that the legacy funds whose general partners will not be contributed to Blackstone Holdings represent, in the aggregate, less than 7% of the Blackstone funds' total investments and that the investment vehicles for our existing owners and other third parties that will not be contributed have an aggregate of approximately $212 million of investments in or alongside of Blackstone funds. In response to the Staff's comment, Blackstone has expanded its disclosure on pages 13 and 64 accordingly.

The Offering, page 14

22.
Please also provide a discussion of the potential additional cash distributions to be made to the general partners of the Blackstone Holdings partnerships disclosed on page 80. This distribution would be made to the general partners of the Blackstone Holdings partnerships if the wholly-owned subsidiaries of The Blackstone Group L.P. determine that the taxable income of the relevant partnership will give rise to taxable income for its partners.

  In response to the Staff's comment, Blackstone has expanded its disclosure on page 20 to discuss the potential tax distributions that may be made to the partners of the Blackstone Holdings partnerships if the wholly-owned subsidiaries of The Blackstone Group L.P. determine that the taxable income of the relevant partnership will give rise to taxable income for its partners.

Use of Proceeds, page 14

23.
You will use a portion of the net proceeds from this offering to purchase vested Blackstone Holdings partnership units from existing owners. Please disclose how the purchase price of each unit was determined, including whether the purchase price is pursuant to the original agreements entered into upon issuance of these equity instruments.

  Blackstone advises the Staff that the purchase price of each Blackstone Holdings partnership unit to be purchased from the existing owners will equal the public offering price per common unit in the offering (net of underwriting discounts). These Blackstone Holdings partnership units have not yet been issued.

24.
You state that you intend to use all of the remaining proceeds from this offering to subscribe for newly-issued Blackstone Holdings partnership units. Please expand your disclosure to clarify what is meant by subscribe, including when or over what period you expect to purchase these units. Please provide this disclosure here and elsewhere in the filing where you discuss your use of proceeds.

  In response to the Staff's comment, Blackstone has revised its disclosures throughout the Registration Statement to replace the term "subscribe" with "purchase." Blackstone advises the Staff that the contemplated purchase of newly-issued Blackstone Holdings partnership units will occur substantially concurrently with the consummation of the offering.

Priority Allocation for the Benefit of Common Unitholders Prior to December 31, 2009, page 16

25.
Please disclose how the income (and accordingly distributions) of Blackstone Holdings will be allocated once the priority allocation expires on December 31, 2009. Please provide this disclosure here and elsewhere in the filing where the priority allocation or distributions are discussed.

  In response to the Staff's comment, Blackstone has expanded its disclosures under "—Priority Allocation for the Benefit of Common Unitholders Prior to December 31, 2009" on pages 20, 21, 75 and 76 to disclose how the income (and accordingly distributions) of Blackstone Holdings partnership units will be allocated after the priority allocation expires, which disclosure is also included in the third paragraph under "—Cash distribution policy" on page 20 and in the first bullet of the second paragraph on page 75.

Exchange Rights of Holders of Blackstone Holdings Partnership Units, page 17

26.
You disclose that prior to this offering you will enter into an exchange agreement with the holders of partnership units in Blackstone Holdings (other than The Blackstone Group L.P.'s wholly-owned subsidiaries) so that these holders may exchange their Blackstone Holdings partnership units for The Blackstone Group L.P. common units on a one-for-one basis, subject to customary conversion rate adjustments for splits, unit distributions and reclassifications. Please disclose how you arrived at the exchange rate of one Blackstone Holdings partnership unit for one common unit of The Blackstone Group L.P. separately for each Blackstone Holdings entity. Please disclose what factors were considered in determining that this was an appropriate exchange rate, including whether a beneficial conversion feature might exist.

  In response to the Staff's comment, Blackstone has expanded its disclosure on page 70 to clarify that following the reorganization and the offering:

    •
    The Blackstone Group L.P. will be a holding partnership;

    •
    through wholly-owned subsidiaries, The Blackstone Group L.P. will hold controlling equity interests in, and be the sole general partner of, each of the Blackstone Holdings partnerships;

    •
    each of the Blackstone Holdings partnerships will have an identical number of partnership units outstanding;

    •
    The Blackstone Group L.P. will hold, through wholly-owned subsidiaries, a number of Blackstone Holdings partnership units equal to the number of common units that The Blackstone Group L.P. has issued;

    •
    the Blackstone Holdings partnership units that will be held by The Blackstone Group L.P.'s wholly-owned subsidiaries will be economically identical in all respects to the Blackstone Holdings partnership units that will be held by the existing owners (except that The Blackstone Group L.P.'s wholly-owned subsidiaries will be entitled to priority allocations of income through December 31, 2009 as described under "Cash Distribution Policy"); and

    •
    The Blackstone Group L.P. intends to conduct of all of its material business activities through Blackstone Holdings.

  Accordingly, and similar in many respects to the structure referred to as an "umbrella partnership" real estate investment trust (or "UPREIT") that is frequently used in the real estate industry, if and when an existing owner exchanges a Blackstone Holdings partnership unit for a common unit of The Blackstone Group L.P., Blackstone has also revised its disclosure on pages 21 and 22 to clarify that the relative equity ownership positions of the exchanging existing owner and of the other equity owners of Blackstone will not be altered upon exchanges.

  With regard to the Staff's comment relating to the possible existence of a beneficial conversion feature, Blackstone respectfully advises the Staff that it has evaluated the guidance in EITF 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, and EITF 00-27, Application of Issue No. 98-5 to Certain Convertible Instruments, and concluded that the exchange of Blackstone Holdings partnership units for The Blackstone Group L.P. common units does not include beneficial conversion features requiring separate accounting. While the guidance in EITF 98-5 and EITF 00-27 does not specifically address (a) the issuance of equity units in a subsidiary holding entity that are exchangeable for equity units of that entity's parent and (b) the issuance of exchangeable instruments in exchange for the ownership interests in a group of contributed businesses as part of a reorganization of entities under common control, in applying this guidance by analogy the exchange of Blackstone Holdings partnership units for The Blackstone Group L.P. common units is not an in-the-money conversion option as the relative equity ownership positions of the group of equity holders prior to and subsequent to the exchange are equivalent. By definition, the exchange right cannot be in-the-money since the fair value of a common unit in The Blackstone Group L.P. should be virtually identical to the combined fair value of one of each of the partnership units in the Blackstone Holdings entities. This is so because (1) one of each of the partnership units in the Blackstone Holdings entities are, together, exchangeable into a partnership unit in The Blackstone Group L.P., and (2) The Blackstone Group L.P. has no other material assets or operations other than its ownership of Blackstone Holdings. Accordingly, Blackstone does not believe a beneficial conversion feature exists.

Tax receivable agreement, page 17

27.
Please revise to quantify and disclose the amount of expected cash savings.

  In response to the Staff's comment, Blackstone has revised its disclosure on page 22 to address expected cash savings relating to increases in tax basis as a result of the purchase of interests in the Blackstone business with a portion of the proceeds from this offering. Blackstone respectfully advises the Staff that it will include the amount of expected cash savings on pages 22, 56, 118 and 187 in a subsequent pre-effective amendment to the Registration Statement.

Summary Historical Financial and Other Data, page 19

28.
Your current presentation of total reportable segment fee related earnings appears to constitute a non-GAAP financial measure. Please remove the total amount, or provide the disclosures required by Item 10(e) of Regulation S-K. Refer to Question 21 of our FAQ Regarding the Use of Non-GAAP Financial Measures dated June 13, 2003.

  In response to the Staff's comment, Blackstone has revised its disclosure in note (1) on page 26 to comply with Item 10(e) of Regulation S-K.

29.
In note (2) to your summary historical financial and other data, please provide the additional disclosures included on page 90 regarding Carry Dollars Created, or refer to this disclosure and page number in your note.

  In response to the Staff's comment, Blackstone has revised its disclosure on page 26 to cross-reference to its disclosure on page 101 regarding Carry Dollars Created.

30.
In note (3) to your summary historical financial and other data, you state that management believes that adjusted cash flow from operations more clearly reflects the cash flow of Blackstone Group. Your current disclosure expresses a preference for the non-GAAP measure over the GAAP measure. Please revise your disclosure to comply with Item 10(e)(1)(i)(A) of Regulation S-K.

  In response to the Staff's comment, Blackstone has revised its disclosure on page 25 to comply with Item 10(e)(1)(i)(A) of Regulation S-K.

Risk Factors, page 25

We depend on our founders.…page 26.

31.
We note disclosure elsewhere in your prospectus to the effect that Mr. Peterson has advised that he will retire and relinquish his role as a founder not later than December 31, 2008. Please disclose this in this risk factor, and discuss any reasonably foreseeable material risks associated with his impending departure.

  In response to the Staff's comment, Blackstone has revised and expanded its disclosure on page 33 to discuss the retirement of Mr. Peterson.

Risks Related to Our Common Units and this Offering, page 50

32.
Please include a risk factor which addresses the impact of the rights that the holders of Blackstone Holdings partnership units will have to convert their units into your common units. Please address the possibility that the partnership units could be converted into your common units in circumstances in which the partnership units have lost value and the impact this conversion could have on the value of your common units. Please also include a similar discussion in your pro forma footnotes and future historical financial statements footnotes after the reorganization occurs.

  For the reasons set forth above in response to the Staff's comment 26, Blackstone respectfully submits that it is not a material risk to investors that Blackstone Holdings partnership units will be exchanged for common units in circumstances in which the Blackstone Holdings partnership units have lost value. Similarly, Blackstone respectfully submits that discussion in this regard in the pro forma footnotes and future historical financial statements footnotes would not be meaningful to investors.

Risks Relating to United States Taxation, page 52

33.
Please consider moving the fourth risk factor in this section to the forefront of your risk factors section.

  In response to the Staff's comment, Blackstone has moved the fourth risk factor in this section to page 34.

Organizational Structure, page 57
Reorganization, page 57
Blackstone Holdings Formation, page 57

34.
On page 59 you indicate that the acquisition of the equity interests in Park Hill Group, which you do not currently own, will be accounted for using purchase accounting. Please further expand your discussion to address how you determined you should use purchase accounting. Please disclose the percentage you currently own of this entity and the purchase price for the remaining portion.

  In response to the Staff's comment, Blackstone has revised its disclosure on page 66 to remove the reference to purchase accounting, which had been included inadvertently. Blackstone respectfully advises the Staff that Park Hill Group is consolidated within Blackstone's historical combined financial statements and that the owners of Park Hill Group are part of the control group.

35.
Please provide us with an analysis of all issuances of Blackstone Holdings partnership units since October 1, 2006. For each issuance, please tell us:

•
the parties issued to, including whether they are related parties;

•
the purpose of the issuance;

•
the nature of any consideration received;

•
the value of these units; and

•
how you accounted for these units.

  Blackstone respectfully advises the Staff that there have been no issuances of Blackstone Holdings partnership units since October 1, 2006.

Deconsolidation of Blackstone Funds, page 59

36.
You state that the Contributed Businesses that act as a general partner of a consolidated Blackstone fund (other than the general partners of a limited number of your funds of hedge funds) are taking the necessary steps to grant rights to third-party investors in that fund to provide that a simple majority of the fund's investors will have the right to accelerate the liquidation date of that fund or the withdrawal of their capital, without cause, in accordance with certain procedures. Please provide us with your EITF 04-5 analysis which demonstrates how you determined it will be appropriate to deconsolidate these funds by granting these rights. Your analysis should also demonstrate what consideration was given to the other terms of the partnership agreements. Please also address what consideration was given to FIN 46(R) in determining it was appropriate to deconsolidate the funds. Please specifically address whether or not you determined the investment partnerships were variable interest entities pursuant to paragraph 5 of FIN 46(R). If so, please provide us with a comprehensive explanation as to how you determined that you are not the primary beneficiary pursuant to paragraphs 8 through 10 of FIN 46(R).

  In determining whether it would be appropriate to deconsolidate a Blackstone fund, Blackstone first assessed whether a fund would be a voting interest entity or a variable interest entity under paragraph 5 of FASB Interpretation No. 46(R), Consolidation of Variable Interest Entities ("FIN 46(R)"). For funds that were determined to be variable interest entities, Blackstone then analyzed whether it was the primary beneficiary of a fund and therefore should consolidate a fund. Variable interest entities for which Blackstone determined it was not the primary beneficiary are not consolidated. For funds that were determined not to be variable interest entities, referred to herein as voting interest entities, Blackstone then analyzed whether it controlled such funds under the guidance in EITF Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"), and analyzed whether the granting of certain rights to unaffiliated investors would overcome the presumption of Blackstone control. A more detailed discussion of these analyses is provided below.

  Certain funds were deemed to be variable interest entities as they lack the characteristic of a controlling financial interest under FIN 46(R). The rationale for funds that have been deemed to be variable interest entities can be categorized as follows:

  •
  The Contributed Businesses that act as a general partner of certain funds do not have an economic interest in the fund; therefore, the provisions of paragraph 5.b.(1) of FIN 46(R) are not met as the general partner has the ability to make decisions about the activities of the fund but does not hold any equity investment at risk.

  •
  For certain funds, the equity investment at risk is provided entirely by Blackstone and affiliated parties or a substantial portion of the limited partner capital is provided by a single investor. As a result, substantially all of the entity's activities are conducted on behalf of an investor who has disproportionately few voting rights.

  •
  A significant amount (greater than 90%) of the funding of a particular entity is provided by debt rather than partner capital and would not be classified as equity in that entity's financial statements.

  For funds that are determined to be variable interest entities under the provisions of paragraph 5 of FIN 46(R) and are not consolidated within the combined financial statements, Blackstone determined that it was not the primary beneficiary of a fund as Blackstone and its affiliates do not hold greater than 50% of the partnership interests in the fund. In such cases, multiple unaffiliated investors or one large unaffiliated investor hold(s) greater than 50% of the partnership interests.

  A significant number of Blackstone funds were determined to be voting interest entities. The following is a summary of Blackstone's analysis of why a fund was not considered to be a variable interest entity under paragraph 5 of FIN 46(R):

  •
  The fund is capitalized with sufficient partnership capital to enable the fund to finance its activities without additional subordinated financial support. The fund is established with at least a minimum of 10% of the overall investments supported by partnership capital of such a nature that it participates significantly in the profits and losses of the fund, was not financed by any affiliates of the fund and is considered to meet the definition of equity under generally accepted accounting principles.

  •
  The Contributed Businesses that act as a general partner hold a partnership interest in the fund. The general partner has the ability to make decisions about a fund's activities and has both an obligation to absorb losses of and receive residual returns from a fund. As a result, as a group, the holders of the equity investment at risk contain the characteristics of a controlling financial interest.

  •
  A fund that is deemed to be a voting interest entity has multiple outside investors in addition to the general partner. Thus the fund's activities are not conducted on behalf of an investor that has disproportionately few voting rights.

  Blackstone then evaluated the appropriateness of consolidation or deconsolidation for the remaining funds which are determined to be voting interest entities under the provisions of EITF 04-5.

  Currently, Contributed Businesses act as the general partner of the consolidated funds. None of the funds provides a simple majority of the limited partners the substantive ability to dissolve (liquidate) the fund or otherwise remove the general partner without cause (collectively referred to as "kick-out rights"). The general partner is vested with the full right and discretion to operate, manage and control the affairs of a fund and to make all decisions affecting the business of the fund. The unaffiliated limited partners do have certain rights; however, such rights are considered to be protective in nature and would not be considered substantive participating rights as outlined in EITF 04-5. Given the above, the limited partners are not deemed to have either (a) the substantive ability to dissolve (liquidate) the limited partnership or otherwise remove the general partner without cause or (b) substantive participating rights; and as such, the presumption that the general partner should consolidate the funds is not overcome. Thus, Blackstone as the general partner controls the funds (as defined by EITF 04-5) and consolidates the funds in the Blackstone combined financial statements.

  For the business reasons mentioned in the disclosure included in response to the Staff's comment 10, the Contributed Businesses that act as a general partner of a consolidated Blackstone fund are taking necessary steps to grant rights to the third party investors in a fund to provide that a simple majority of the fund's investors, excluding the general partner, its affiliates and any parties acting on behalf of the general partner, will have either the ability to remove the general partner or to liquidate the partnership, without cause, in accordance with certain procedures. Blackstone believes that there are no significant barriers to the unaffiliated investors' ability to exercise these intended rights and have considered the dissolution and liquidation provisions of the partnership agreements. The timing of exercise of the kick-out rights is not limited, no penalties are associated with dissolving the partnership or removing the general partner and it is reasonable to assume that qualified replacement general partners could be sourced for a fund. In the normal course of business, the fund investors are provided with sufficient information regarding the exercise of their rights and the changes are intended to provide for a reasonable mechanism whereby the fund investors will be able to exercise their kick-out rights. Based on an evaluation of the above, the fund investors' will be deemed to possess substantive kick-out rights. The presumption of control by the Contributed Businesses for the funds that have been determined to be voting interest entities under FIN 46(R) is overcome; and therefore such funds should not be consolidated by Blackstone upon the granting of such rights.

Dilution, page 67

37.
Revise the dilution table to include the common units that officers, directors, principals, employees, consultants and affiliates have the right to acquire, including units reserved under your 2007 equity incentive plan. See Item 506 of Regulation S-K.

  Blackstone respectfully advises the Staff that officers, directors, promoters and affiliated persons do not have the right to acquire common units other than in exchange for Blackstone Holdings partnership units that they hold, which have been included in the table under "Dilution" on page 74.

Cash Distribution Policy, page 68

38.
Your policy indicates that you intend to distribute to your common unitholders on a quarterly basis substantially all of your net after-tax share of your annual adjusted cash flow from operations in excess of amounts determined by your general partner to be necessary or appropriate to provide for various items. Please discuss the material risks and limitations of your cash distribution policy, including:

•
The fact that the distribution rate could be changed or eliminated at any time;

•
The consequences of not investing your earnings in future growth as well as the consequences of not using your earnings towards provisions for unexpected cash needs;

•
The impact of debt covenants and state laws on proposed dividend policy; and

•
The impact on future debt repayment.

  In response to the Staff's comment 38 as well as comments 41 and 42, Blackstone has revised and expanded its disclosure on pages 55, 76 and 77 to discuss the material risks and limitations of its cash distribution policy.

Cash Distribution Policy, page 68

39.
Please prominently disclose the percentage of cash flows that you anticipate will actually be available after the deduction of all amounts related to conduct of your business, making appropriate investments in your business and funds, complying with applicable law, your debt instruments or other agreements or to provide for future distributions to your common unitholders for any one or more of the ensuing four quarters.

  Blackstone advises the Staff that it does not intend to distribute a specified percentage of annual adjusted cash flow from operations, but rather, as disclosed on page 75, will determine the portion of annual adjusted cash flow from operations to be distributed on a quarterly basis after taking into account amounts determined to be necessary or appropriate to provide for the conduct of its business, to make appropriate investments in its business and its funds, to comply with applicable law, any of its debt instruments or other agreements and to provide for future distributions to its common unitholders for any one or more of the ensuing four quarters. These amounts are expected to vary from quarter to quarter and year to year.

40.
Please revise to disclose the frequency and amount of any cash distributions for the past two years. See Item 201(c) of Regulation S-K. We note that the company made $6.65 billion in distributions to non-controlling interest holders in consolidated entities and $1.55 billion in distributions to partners in 2006. Please disclose whether these distributions were made pursuant to any agreement.

  In response to the Staff's comment, Blackstone has expanded its disclosure on page 77 to disclose the amount of cash distributions to its existing owners in respect of the 2005 and 2006 fiscal and tax years. Blackstone advises the Staff that distributions to non-controlling interest holders reflected in Blackstone Group's historical combined financial statements primarily represent distributions to third party investors in its investment funds pursuant to the agreements governing such funds. Blackstone respectfully submits that disclosure of these latter amounts under "Cash Distribution Policy" could be misleading for investors.

41.
Please describe in detail the restrictions and the definition of default in your debt agreements and their potential impact on your ability to make distributions at the rate you will identify.

  In response to the Staff's comment 41 as well as comments 38 and 42, Blackstone has revised and expanded its disclosure on pages 55 and 76 to discuss the restrictions and definition of default in its revolving credit facility and their potential impact on Blackstone's ability to make distributions.

42.
Please discuss in more detail your contractual restrictions and obligations to paying distributions, as well as the legal, tax and regulatory restrictions which may restrict you from making distributions.

  In response to the Staff's comment 42 as well as comments 38 and 41, Blackstone has revised and expanded its disclosure on page 76 to discuss the contractual restrictions to paying distributions, as well as the legal, tax and regulatory restrictions which may restrict Blackstone from making distributions.

Unaudited Pro Forma Financial Information, page 70

43.
We may have further comments once the unaudited pro forma financial information is completed.

  Blackstone acknowledges the Staff's comment.

44.
In the introduction to your pro forma financial statements, please include a comprehensive discussion that explains the changes to your historical financial statements and the footnote disclosures that will result from the deconsolidation of the Blackstone Funds. Ensure such disclosure adequately addresses the impact the deconsolidation will have on the content of your Combined Statements of Cash Flows as well as the footnote disclosures you will provide. Based on the pro forma financial information, please also disclose if you would have been required to include financial statements under Rule 3-09 of Regulation S-X for any or all of the Blackstone Funds that will be deconsolidated. In doing so, please also explain how the common management and/or control of the funds impacted your conclusions.

  In response to the Staff's comment, Blackstone has revised its disclosure on pages 79 through 80 to include a comprehensive discussion of the deconsolidation of its investment funds in the introduction to the pro forma financial statements. Blackstone is currently evaluating what effect, if any, the application of Rule 3-09 of Regulation S-X would have on its pro forma financial information for the year ended December 31, 2006.

45.
Please cross-reference each adjustment amount on the face of your pro forma financial statements to the corresponding adjustment number included in your notes to the pro forma financial statements.

  In response to the Staff's comment, Blackstone respectfully advises the Staff that cross-references to each adjustment amount will be added on the face of the pro forma financial statements in a subsequent pre-effective amendment to the Registration Statement.

46.
Please disclose in your pro forma and historical financial statements the nature and terms of any management or cost sharing agreements that will be in place subsequent to the reorganization and offering. Please give pro forma effect to these arrangements in your pro forma financial statements, if applicable.

  In response to the Staff's comment, Blackstone respectfully advises the Staff that interests in all of the entities that earn management fees and all of their management agreements are being contributed to Blackstone Holdings. As such, there will not be any management or cost sharing agreements related to deconsolidated or eliminated funds subsequent to the reorganization. Blackstone currently provides management and advisory services to these funds, and will continue to do so after the reorganization. The limited partners in these funds are directly or indirectly charged a management fee for the services which Blackstone provides and will continue to be charged for these services after the reorganization. Additionally, all costs associated with fund management and advisory services are currently included in Blackstone's combined financial statements and all of these costs will continue to be part of Blackstone's operations after the reorganization.

Unaudited Condensed Consolidated Pro Forma Statement of Financial Condition, page 73

47.
Please present each component of partner's capital on a separate line item instead of aggregating the components into one line item. Please also disclose the number of units authorized, issued, and outstanding on both a pro forma and pro forma as adjusted basis. Please revise your presentation and disclosures here and elsewhere in the filing where you present pro forma statement of financial condition information.

  In response to the Staff's comment, Blackstone respectfully advises the Staff that it will segregate each component of partners' capital on the face of the pro forma statement of financial condition and will disclose the number of units authorized, issued and outstanding on both a pro forma and pro forma as adjusted basis in a subsequent pre-effective amendment to the Registration Statement.

Notes to Unaudited Condensed Consolidated Pro Forma Statement of Financial Condition, page 74

48.
In your description of adjustment 1(a), you state that the adjustment reflects the deconsolidation of certain investment funds that have historically been consolidated in your combined financial statements. Please expand your description to clearly state which funds will be and will not be deconsolidated and why. Throughout the document where you refer to these certain investment funds, please provide a similar description.

  In response to the Staff's comment, Blackstone has expanded its description on pages 83 and 84 in adjustment 1(a) of the funds that it intends to deconsolidate and its disclosure throughout the Registration Statement where such reference appears.

49.
For adjustment 1(c) and (m), you discuss your intention to elect the application of SFAS 159 to certain of your general partner interests in corporate private equity and real estate opportunity funds that you manage. Please expand your explanation of this adjustment to address the following:

  •
  How you differentiated between which general partner interests you should apply SFAS 159; and
  •
  Please show precisely how you arrived at the adjustment amounts, which should include a discussion of any significant assumptions and estimates to arrive at the amount.

  In response to the Staff's comment, Blackstone has expanded its disclosure for adjustments 1(c) and 1(m) to clarify to which general partner interests SFAS 159 has been applied and to provide a more detailed discussion of how Blackstone arrived at the adjustment amounts.

50.
Please disclose precisely how you arrived at the amount of adjustment 3(e). This should include a discussion of any significant assumptions and estimates to arrive at the amount, including your assumed tax rate.

  Blackstone respectfully advises the Staff that it will disclose how it arrived at the amount of adjustment 3(e), including a discussion of any significant assumptions and estimates to arrive at the amount and Blackstone's assumed tax rate, in a subsequent pre-effective amendment to the Registration Statement.

51.
Please disclose precisely how you arrived at the amount of adjustment 3(h). This should include the number of units expected to be purchased multiplied by the purchase price of each unit.

  Blackstone respectfully advises the Staff that it will disclose how it arrived at the amount of adjustment 3(h), including the number of units expected to be purchased multiplied by the purchase price of each unit, in a subsequent pre-effective amendment to the Registration Statement.

Unaudited Condensed Consolidated Pro Forma Statement of Income, page 77

52.
Please show precisely how you arrived to each of the four amounts included in adjustment (2)(n) as well as adjustment 3(p). This should include a discussion of any significant assumptions and estimates to arrive at these amounts.

  Blackstone respectfully advises the Staff that it will disclose how it arrived at each of the four amounts included in adjustment (2)(n) and adjustment 3(p), including a discussion of any significant assumptions and estimates made to arrive at such amounts, in a subsequent pre-effective amendment to the Registration Statement.

Notes to Unaudited Condensed Consolidated Pro Forma Statement of Income, page 78

53.
Please help us understand why there is no adjustment to pro forma interest expense related to adjustment 3(g). If you later determine that there should be a pro forma adjustment, please disclose in tabular format how you arrived at the amount. For debt that incurs interest at a variable rate, you should disclose whether you used the average variable rate that this debt would have incurred over the appropriate historical period for which you are giving pro forma effect or the rate as of a given date. If you used the rate as of a given date, please disclose the date used. Please also disclose the interest rate used for each period and the indexed rate (LIBOR+x% or prime +x%) as well as the effect on income of a 1/8 percent variance in interest rates. Refer to Rule 11-02(b)(8) of Regulation S-X.

  Blackstone respectfully advises the Staff that it will expand its disclosure to reflect a pro forma adjustment related to the effects of this offering on historical interest expense in a subsequent pre-effective amendment to the Registration Statement.

54.
We remind you that the denominator used in computing pro forma earnings per common unit should include only those shares whose proceeds are being used to repay debt, for the payment of any distributions to owners, the purchase of vested Blackstone Holdings partnership units, and the purchase of newly issued Blackstone Holdings partnership units. Please disclose that common units to be used for general corporate purposes and to provide capital for future growth and expansion were not included in this pro forma information. Please also disclose the number of IPO units included and excluded from the computation and why. Please also disclose any units not included for anti-dilution reasons.

  Blackstone acknowledges the Staff's comment and respectfully advises the Staff that it will include information related to common units included and excluded from the computation as well as any common units not included for reasons of antidilution in a subsequent pre-effective amendment to the Registration Statement.

55.
You state that Blackstone Holdings partnership units are not included in the calculation of weighted average common units outstanding because to do so would have been anti-dilutive for the periods presented. Please disclose that your assessment of whether these units were anti-dilutive was performed for each partnership separately and not just in the aggregate. Refer to paragraphs 13 and 14 of SFAS 128.

  Blackstone acknowledges the Staff's comment and respectfully advises the Staff that it will include disclosure related to the calculation of earnings per unit in a subsequent pre-effective amendment to the Registration Statement and further advises the Staff that an assessment of anti-dilution will be performed in accordance with paragraphs 13 and 14 of SFAS 128.

Management's Discussion and Analysis of Financial Condition and Results of Operations, page 84

56.
The discussion and analysis of known trends, demands, commitments, events and uncertainties helps investors understand a company's performance. Please revise to provide more detail with respect to trends in your specific markets. For example, and without limitation, please discuss whether interest rates for your leveraged buyouts have started to rise and if so, what affect this may have on your business. Refer to III.B.3 of Release Number 33-8530 regarding MD&A, dated December 29, 2003.

  In response to the Staff's comment, Blackstone has expanded its disclosure on pages 96 and 97, and in each of the segments, to include a more detailed discussion of trends in Blackstone's specific markets.

57.
Please quantify the impact of each factor when multiple factors contribute to material fluctuations. For example, please quantify each of the following factors which you state attributed to the increase in the Marketable Alternative Asset Management segment's revenues from the year ended December 31, 2005 to the year ended December 31, 2006: growth in assets under management from various sources, additional capital raised for your distressed securities hedge fund and your equity hedge fund, and appreciation from existing funds. Refer to Items 303(a)(3)(i) and (iii) of Regulation S-K.

  In response to the Staff's comment, Blackstone has revised its disclosure on pages 104 through 114 to detail situations in which multiple factors contributed to material annual fluctuations in the categories presented for each of the four segments of Blackstone's business.

58.
Please disclose the business reasons for changes in the net gains from investing activities line item on a combined basis as well as for each segment. Your discussion should enable readers to understand the market conditions during each period and the impact of each market condition on your net gains from investing activities. Please also disclose the types of risk and the level of risk being taken to achieve these returns. Please discuss the types of leverage used to achieve these returns. Your discussion should include quantification of the extent of leverage used from period to period.

  In response to the Staff's comment, Blackstone has revised its disclosure on pages 99 through 100 and 103 through 113 to describe the business reasons for changes in Net Gains from Investment Activities on a combined basis and for the relevant segments of Blackstone's business, as well as the risks and extent of leverage, as requested by the Staff.

Key Financial Measures and Indicators

Non-Controlling Interests in Income of Consolidated Entities, page 89

59.
You disclose that you will record significant non-controlling interests in income of consolidated entities relating to the ownership interest of your existing owners in Blackstone Holdings and the limited partner interests in your investment funds that remain consolidated. Please disclose how you will record and value these non-controlling interests. Refer to paragraph 14 of SFAS 141. Please also tell us how you have reflected these non-controlling interests in your pro forma financial information.

  In response to the Staff's comment, Blackstone respectfully advises the Staff that it will record all non-controlling interests in consolidated entities relating to the ownership interests in Blackstone Holdings held by Blackstone's existing owners and the limited partner interests in those Blackstone funds that remain consolidated subsequent to the reorganization at the historical carry-over basis. In the Blackstone Group's historical combined financial statements, the ownership interests held by existing owners is reflected as partners' capital in the statement of financial condition. Limited partner interests in the Blackstone funds that were previously consolidated and which remain consolidated are reflected as non-controlling interests in its unaudited pro forma financial information at the historical carrying amount. Blackstone has revised its disclosure on page 100 accordingly.

  For the reasons described in Blackstone's response to the Staff's comments 93 and 94, the reorganization transactions represent exchanges of ownership interests between members of a common control group. Accordingly, Blackstone has applied the guidance in paragraphs 11, D11 and D12 of SFAS 141, Business Combinations, in accounting for the transfers between the existing owners and Blackstone Holdings. Blackstone also considered paragraph D13 of SFAS 141, which requires that the purchase method of accounting be applied if the effect of an exchange between members of a common control group is "the acquisition of all or a part of the non-controlling equity interests in a subsidiary." Such guidance is not applicable to the exchange between Blackstone Holdings and the existing owners because none of the interests so transferred affect an acquisition of non-controlling equity interests in a subsidiary. That is, none of the non-controlling interests in consolidated subsidiaries that are reported in the Blackstone Group's historical combined financial statements—which consist primarily of interests of unaffiliated investors in Blackstone funds, AIG's investments in Blackstone funds pursuant to AIG's mandated limited partner capital commitments and discretionary investments by the other existing owners and employees—will be acquired by Blackstone Holdings in the reorganization. Since the holders of those non-controlling interests do not participate in any exchange, there is no acquisition of minority interest (refer to paragraph 7 of FASB Technical Bulletin No. 85-5, Issues Related to Accounting for Business Combinations).

Segment Analysis, page 93

60.
Your current presentation of total segment revenues, expenses, fee related earnings, and net gains from investment activities appears to constitute non-GAAP financial measures. Please provide the disclosures required by Item 10(e) of Regulation S-K. Refer to Question 21 of our FAQ Regarding the Use of Non-GAAP Financial Measures dated June 13, 2003.

  In response to the Staff's comment, Blackstone has revised its disclosure on page 104 to remove the Total Segment Revenues, Expenses, Net Gains from Investment Activities and Economic Net Income table and the Reconciliation of the Reportable Segments to Blackstone Group Combined Financial Information tables for the years ended December 31, 2006, 2005 and 2004.

61.
Please discuss the overall market conditions that each of your segments are subject to and the impact of these market conditions during each period presented as well as the period subsequent to December 31, 2006. Please discuss the impact these conditions are reasonably likely to have on each of your segment's financial results in future periods. Refer to Item 303(a)(3)(ii) of Regulation S-K.

  In response to the Staff's comment, Blackstone has revised its disclosure on pages 105, 108, 111 and 113 to discuss the overall market conditions to which each of Blackstone's segments are subject and the impact of these market conditions during each of the periods included.

Liquidity and Capital Resources

Historical Liquidity and Capital Resources, page 103

62.
It is not clear why you are excluding the changes in operating assets and liabilities in arriving at adjusted cash flow from operations. You state that you have managed the historical liquidity and capital requirements of the Blackstone Group by focusing on your cash flows before the consolidation of the Blackstone funds and the effect of normal changes in assets and liabilities which you anticipate will be settled for cash within one year. Please advise how excluding these amounts provides useful information to your investors. Please refer to Item 10(e)(1)(i)(C) of Regulation S-K.

  In response to the Staff's comment, Blackstone respectfully advises the Staff that, as disclosed on page 115, a principal purpose of adjusted cash flow from operations is to provide a measure of amounts available for distribution. The measure is adjusted to exclude the effect of Blackstone's working capital requirements because normal movements in Blackstone's operating assets and liabilities do not affect its distribution decisions given Blackstone's current and historically available borrowing capability. Disclosure has been added on pages 26, 27 and 115 on how this measure provides useful information to investors.

63.
Please highlight the significant variations between net income (loss) and operating cash flows. Implications of the variance should be explained in terms of the implications for both liquidity and earnings trends.

  In response to the Staff's comment, Blackstone has revised its disclosure on page 116 under "Management's Discussion and Analysis of Financial Condition and Results of Operations—Operating Activities" and "—Combined Results of Operations."

Critical Accounting Policies

Investments, at Fair Value, page 107

64.
Please provide additional information regarding how you estimate the fair value of investments for which market prices are not readily observable. Your disclosures should include the following:

•
Explanation of each of the models/techniques used to estimate fair value of the investments;
•
Detailed discussion of the material estimates and assumptions used in each of the models;
•
Sensitivity analysis of the material estimates and assumptions for each of the models used on the fair value of the investments; and
•
A sensitivity analysis of the impact material changes in estimates and assumptions in estimating the fair value of the investments could have on the management fees and incentive income.

  Please refer to Section 501.14 of the Financial Reporting Codification for guidance. Please also expand your disclosure regarding your determination of the fair value of these investments in the notes to the financial statements.

  In response to the Staff's comment, Blackstone has expanded its disclosure on pages 120 through 122 to include a more detailed discussion regarding the way in which Blackstone estimates the fair value of investments for which market prices are not readily observable.

65.
Please summarize in a tabular form the different methods used to determine fair value, which should include fair value based on quoted market prices and fair value based on internal models. For each method, state the percentage of total investments at December 31, 2006 for which you use the corresponding method to determine fair value. Please present this information by investment type.

  In response to the Staff's comment, Blackstone has revised its disclosure on page 122 to summarize in tabular form the different methods used to determine fair value.

Contractual Obligations, Commitments and Contingencies, page 110

66.
Please present interest payments separately from each debt amount, including interest payments related to Blackstone Funds debt obligations payable.

  In response to the Staff's comment, Blackstone has revised its disclosure in the table on page 124 to present interest payments separately from each debt amount, including interest payments related to Blackstone funds debt obligations payable.

67.
For note (2) you state that the future interest payments are calculated using variable rates in effect as of December 31, 2006, at spreads to market rates pursuant to the financing agreements. Please disclose the actual rates used in these estimated interest amounts.

  In response to the Staff's comment, Blackstone has revised its disclosure in footnotes (2) and (4) on pages 124 through 125 to include the actual rates used in its estimated interest amounts.

Industry, page 114
Alternative Asset Management, page 114

68.
Please disclose the extent to which you have investments in subprime mortgages, if material.

  Blackstone respectfully advises the Staff that it has no material investments in subprime mortgages.

Business, page 106

69.
Do you have key man provisions contained in your funds? If so, please revise to disclose and revise to disclose any risks related to these provisions.

  In response to the Staff's comment, Blackstone has expanded its disclosure of the structure and operation of its investment funds on page 160 to discuss the key person provisions in the agreements governing its investment funds.

70.
Please revise to clarify how the funds are structured and how initial capital commitments are determined and funded. Do the principals, the company or their affiliates directly invest in the funds or do they use carried interest? If they use direct investments, how are they funded? As appropriate, please also address this comment under the Liquidity and Capital Resources section in MD&A.

  In response to the Staff's comment, Blackstone has expanded its disclosure on page 162 to discuss how general partner capital commitments are determined and funded. Blackstone respectfully advises the Staff that the general structure and operation of its investment funds is described on pages 159 through 160. Further, Blackstone has revised its disclosure on page 117 to include a table of Blackstone's minimum commitments and unfunded commitments by fund.

71.
Please revise describe the material terms of your material agreements related to your business, such as your investment management agreements.

  In response to the Staff's comment, Blackstone has expanded its disclosure on page 160 to describe the material terms of its investment advisory agreements.

72.
Describe the legal remedies, whether by agreement or otherwise, that investors or the funds have against the company, the principals or their affiliates to recover losses related to misrepresentation, fraud or poor investments.

  In response to the Staff's comment, Blackstone has revised its disclosure on page 39 to describe the legal remedies that investors or the funds have against Blackstone, its investment funds, its senior managing directors or their affiliates to recover losses related to fraud, gross negligence, willful misconduct or other similar misconduct.

Competitive Strengths

Exceptional Investment Track Record, page 123

73.
You provide charts of your two largest businesses since the inception of these funds to compare the net annualized returns of each of these funds to the S&P 500. Please also discuss the additional risks that may be associated with these funds, which could include your use of leverage as well as selling short. Please discuss differences in volatility as well.

  In response to the Staff's comment, Blackstone has expanded its disclosure on page 138 to discuss additional risks associated with its two largest businesses and differences in volatility between these funds and the S&P 500.

The Historical Investment Performance of Our Investment Funds, page 148

74.
Please include a discussion of the extent to which leverage was used for each period presented to generate the returns on your funds. In a similar manner, provide

  In response to the Staff's comment, Blackstone has revised and expanded its disclosure on page 165 to include a discussion of the extent to which leverage was used for each period presented to generate the returns on its funds.

Composition of the Board of Directors after this Offering, page 160

75.
Please revise to explain how you will define "independent directors."

  In response to the Staff's comment, Blackstone has expanded its disclosure on page 174 to clarify that the independence of directors will be determined in accordance with the criteria established by the New York Stock Exchange.

76.
Please furnish us with a copy of the limited liability company agreement of Blackstone Group Management LLC.

  Blackstone advises the Staff the limited liability company agreement of Blackstone Group Management L.L.C. in the form that will be in effect at the time of the offering has not yet been finalized. Blackstone will furnish to the Staff a copy of the final limited liability company agreement of Blackstone Group Management L.L.C. when it is available.

Executive Compensation, page 162

77.
We note your disclosures in your Compensation Discussion and Analysis that you "align the interests" of senior managing directors and other key personnel with investor interests. Please expand this to discuss your policies and decisions regarding the investment of your senior managing directors and other key personnel in the funds that you manage, and the distributions that are made in respect of those interests. Also, to the extent applicable, elaborate on any tax considerations taken into account in how your named executive officers are compensated.

  In response to the Staff's comment, Blackstone has expanded its disclosure on page 177 to discuss its policy regarding investment by senior managing directors and other personnel in the investment funds that it manages. Blackstone advises the Staff that tax considerations generally have not been taken into account in its determinations regarding the historical compensation presented for its named executive officers.

78.
We note your disclosure that you have not historically paid salaries or bonuses, but have rather sought to compensate your senior managers from the increased value of their ownership interests and that you intend to continue to do so. In light of this, explain why you have determined to pay a cash salary to Mr. Schwarzman, how this cash salary fits in to your stated compensation objectives, and how you determined the amount of cash salary to pay. Please also describe how the performance-based compensation you will implement following this offering will fit in to your overall compensation objectives.

  In response to the Staff's comment, Blackstone has expanded its disclosure on page 177 to disclose that all senior managing directors, including Mr. Schwarzman, will receive a $350,000 salary following the offering, which is equivalent to the annualized monthly partnership draws historically received by the senior managing directors. Blackstone has also provided additional disclosure regarding its intended implementation of performance-based compensation.

Summary Compensation Table, page 163

79.
We note your disclosures on page 176 concerning your founders' private aircraft. Please explain to us why Mr. Schwartzman reimburses the company for personal use of the aircraft. In addition, it appears that you excluded the amounts shown on page 176 from your table and narrative discussion due to the fact that Mr. Schwartzman owns the airplane. Please tell us how the company's fractional interest factored into your decision.

  Blackstone respectfully advises the Staff that its disclosure in footnotes 2, 3 and 4 to the Summary Compensation Table on page 178 relates to payments by Messrs. Schwarzman, Peterson and James for their and members' of their families' usage of an airplane in which Blackstone has a fractional interest, whereas its disclosure on page 191 relates to payments to Messrs. Schwarzman and Peterson for firm usage of two different aircraft, an airplane owned by Mr. Schwarzman and a helicopter owned by Mr. Schwarzman and Mr. Peterson.

Non-Competition, Non-Solicitation and Confidentiality Agreements, page 164

80.
Please file your non-competition, non-solicitation and confidentiality agreement as an exhibit to your filing.

  Blackstone respectfully acknowledges the Staff's comment and advises the Staff that it will file the form of non-competition, non-solicitation and confidentiality agreement applicable to the executive officers in a subsequent pre-effective amendment to the Registration Statement.

Certain Relationships and Related Person Transactions, page 171

81.
Since The Blackstone Group L.P. was recently formed, please provide the disclosure required by Items 401(g) and 404(c) of Regulation S-K relating to promoters. We may have further comment based on your response.

  Blackstone advises the Staff that its business was founded more than 21 years ago, and, although The Blackstone Group L.P. is a newly formed entity, The Blackstone Group L.P. will succeed to the business of Blackstone Group in the reorganization that will be effected prior to the offering of common units. In addition, Messrs. Schwarzman and Peterson, the founders of Blackstone, will be directors and executive officers of the general partner of The Blackstone Group L.P. Therefore, the disclosure required by Item 401(g) of Regulation S-K relating to promoters has already been disclosed in respect of Messrs. Schwarzman and Peterson in their capacity as directors and executive officers.

Statement of Policy Regarding Transactions with Related Persons, page 176

82.
Please revise to provide a statement of whether this policy will be in writing and, if not, how the policy will be evidenced. Refer to Item 404(b)(iv) of Regulation S-K.

  In response to the Staff's comment, Blackstone has revised its disclosure on page 191 to clarify that its policy regarding transactions with related persons will be in writing.

Conflicts of Interest and Fiduciary Responsibilities, page 179

83.
Please address the benefits and detriments that may be realized by the unitholders, the general partner and its affiliates, and any other parties that are subject to a conflict. Describe any procedures used or to be used to minimize the potential conflicts.

  In response to the Staff's comment, Blackstone has revised its disclosure on page 194 to clarify that the standards set forth on that page establish the procedures by which situations involving conflicts of interest may be resolved. In addition, Blackstone has expanded its disclosure on pages 194 through 195 to disclose that its general partner may benefit from the procedures established for resolving conflict of interest situations.

84.
Please describe affirmatively what remedies, if any, are available to unitholders for breaches of fiduciary duty and conflicts of interest. Consider providing an example so that investors may better understand their recourse should a breach of fiduciary duty or conflict of interest occur.

  In response to the Staff's comment, Blackstone has expanded its disclosure on pages 54 and 195 to disclose the modifications, restrictions and limitations of duties (including fiduciary duties) that might otherwise be owed by its general partner and the limited remedies available to unitholders for breaches of duties.

Material Provisions of The Blackstone Group L.P. Partnership Agreement, page 187

85.
Please explain the limitations or conditions (including those under state law) that the general partner may place on the voting rights of the unitholders. Also characterize the extent of discretion retained by the general partner with regard to the operations of the partnership.

  In response to the Staff's comment, Blackstone has expanded its disclosure on page 202 to disclose the limitations that its partnership agreement places on the voting rights of its common unitholders. Blackstone has also expanded its disclosure on page 202 to disclose the extent of the discretion retained by the general partner in managing its operations.

Material U.S. Federal Tax Considerations, page 201

86.
If you are filing a short-form tax opinion, please clarify that this disclosure is the opinion of counsel. We may have further comments after reviewing your response.

  Blackstone respectfully advises the Staff that its disclosure on page 216 under "Material U.S. Federal Tax Considerations" is itself not an opinion, but rather a summary of the material income tax considerations relating to an investment in its common units. The disclosure in such section, however, has been revised to make clear that Simpson Thacher & Bartlett llp will provide an opinion to The Blackstone Group L.P. based on factual statements and representations made by it that it will be treated as a partnership and not as an association or publicly traded partnership (within the meaning of Section 7704 of the Code) subject to tax as a corporation for U.S. federal income tax purposes.

87.
Please also revise to identify the opinions of counsel and identify counsel. We note you plan to file an Exhibit 8.1 tax opinion.

  Blackstone respectfully advises the Staff that, as noted in response to the Staff's comment 86, Simpson Thacher & Bartlett llp will provide an opinion to The Blackstone Group L.P. based on factual statements and representations made by it that it will be treated as a partnership and not as an association or publicly traded partnership (within the meaning of Section 7704 of the Code) subject to tax as a corporation for U.S. federal income tax purposes. In addition, Blackstone acknowledges that an Exhibit 8.1 opinion will be filed. No further tax opinions will be provided.

88.
Please revise your disclaimer on page 216 to remove the implication that investors may not rely on your disclosure of tax consequences.

  In response to the Staff's comment, Blackstone has revised its disclosure on page 231. Blackstone respectfully advises the Staff that its disclosure in respect of tax consequences is inherently general in nature and that it believes it is appropriate to advise prospective investors in its common units to consult their tax advisors with respect to the federal, state, local and other tax consequences of an investment in the common units.

Determination of Offering Price, page 220

89.
Please eliminate the suggestion that you have only included some of the factors considered in determining the initial public offering price. Revise your disclosure in the last bullet point to delete the terms "among the factors" and identify all material factors considered in determining the offering price. See Item 505(a) of Regulation S-K.

  In response to the Staff's comment, Blackstone has revised its disclosure on page 235 to delete the term "among the factors" and identify all material factors considered in determining the offering price.

Where You Can Find More Information, page 221

90.
Please remove the language in the middle of the first paragraph that qualifies statements you make in the prospectus by reference to information outside of the prospectus. Rule 411(a) permits this type of qualification only where contemplated by the application form.

  In response to the Staff's comment, Blackstone has revised its disclosure on page 236 to remove the language in the middle of the first paragraph that qualified statements in the prospectus by reference to information outside of the prospectus.

Financial Statements

Blackstone Group

91.
Prior to the Reorganization and this offering, the entities that comprise Blackstone Group have been limited liability companies, partnerships or S corporation entities and have not been subject to U.S. federal and state income taxes or foreign income taxes. Following this offering, The Blackstone Group L.P. will hold a portion of its Blackstone Holdings partnership units through the corporate taxpayers. Please present on the face of your historical financial statements for each period, your pro forma tax and earnings per unit data assuming the separate return method was used. In addition, please also present a pro forma column next to your most recent historical balance sheet showing all planned distributions to owners, whether declared or not. Please discuss in a footnote the specific assumptions you used in arriving at each pro forma amount. Please also revise your presentations elsewhere in the filing to include this pro forma information as well. See SAB Topics 1:B.2 and 1:B.3 and 4:B.

  In response to the Staff's comment, Blackstone respectfully advises the Staff that it has read the Staff's Training Manual Topic 3, Item IV A, Sub-chapter S corporation and partnerships and notes that the discussion related to the presentation of pro forma information for tax and earnings per share limits the required period to the current period and interim periods. Blackstone believes that the presentation of the tax effects of periods prior to the year ended December 31, 2006 would not provide additional material information to an investor in its common units and such information would require significant time and effort to prepare. Blackstone has expanded its disclosure in the index to its historical combined financial statements on page F-1 to include a discussion of the consequences of having operated historically as a partnership as it relates to taxes and earnings per unit. Blackstone has further revised its disclosure in the index to its historical combined financial statements to refer to Blackstone's pro forma financial information where Blackstone will present the pro forma tax effects, in accordance with SAB Topic 1:B.2, and pro forma earnings per unit information for the year ended December 31, 2006 and any applicable interim period. In addition, Blackstone advises the Staff that the pro forma financial information related to its historical statement of financial condition as required by SAB Topic 1:B.3 and the equity presentation of contributions and distributions as required by SAB Topic 4:B will be provided in a subsequent pre-effective amendment to the Registration Statement.

92.
Please separately present transactions and amounts related to affiliates on the face of your statements of income and statements of cash flows. Refer to Rule 4-08(k)(1) of Regulation S-X.

  In response to the Staff's comment, Blackstone has included additional disclosure on the face of the combined statements of income on page F-8 and in note 10 to the combined financial statements on page F-26.

  Investments consist of financial instruments primarily held by the consolidated Blackstone funds. The gains from investment activities are primarily related to the investments held by the consolidated Blackstone funds and are not the result of transactions with affiliates.

  Blackstone respectfully advises the Staff that no changes were needed for the combined statements of cash flows as it already presents transactions and amounts related to affiliates.

Notes to the Financial Statements

Note 1. Organization and Basis of Presentation, page F-11

93.
Blackstone Group is comprised of all of the entities engaged in the certain businesses under the common control of the two founders of Blackstone, Stephen A. Schwarzman and Peter G. Peterson, and common ownership of the Founders, Blackstone's senior managing directors and selected other individuals engaged in some of your businesses and personal planning vehicles beneficially owned by the families of these individuals and a subsidiary of American International Group, Inc. Please provide a comprehensive explanation as to how you determined which entities should be included in your combined financial statements. Your explanation should address the following:

•
The specific individuals, families, or affiliated groups included in your control group and why each of these members should be included in the control group. You should address the factors included in paragraph 3 of EITF 02-5 in your explanation of each member of the control group. For any agreements entered to vote in concert, please state when you entered into each agreement and its duration; and

•
For each of the entities included in your historical combined financial statements prior to the reorganization, please address:

•
The percentage owned of this individual entity by each member of the control group as well as the percentage owned by the aggregate control group;

•
How you determined each of these members should be included in the control group of this individual entity and why. You should address the factors included in paragraph 3 of EITF 02-5 in your explanation. For any agreements entered to vote in concert, please state when you entered into each agreement and its duration.

  In response to the Staff's comment, Blackstone respectfully advises the Staff that in arriving at the determination of which entities should be included in the historical combined financial statements, Blackstone has evaluated the factors included in paragraph 3 of EITF 02-5, Definition of "Common Control" in Relation to FASB Statement No. 141, as well as the Remarks of Ms. Leslie A. Overton, Associate Chief Accountant—Division of Corporation Finance at the 2006 AICPA National Conference on Current SEC and PCAOB Developments.

  In accordance with Ms. Overton's remarks, an entity contemplating an initial public offering should reflect the combination of entities under common control in the historical financial statements, rather than the pro forma financial statements, only if either (i) the merger has occurred during the historical periods presented, or (ii) the combined entities will become a consolidated group by the time of effectiveness of the initial public offering registration statement, and the transaction through which the entities will become a consolidated group will be accounted for as a reorganization of entities under common control—that is, the control of each of the combining companies does not change as a result of the merger.

  As outlined in the Registration Statement, Blackstone Group is considered the predecessor for accounting purposes, and its combined financial statements will be the historical financial statements of The Blackstone Group L.P. following the offering. Each of the combined entities included in the historical financial statements is owned and controlled in common by the existing owners, as defined in the Registration Statement. Prior to the offering, Blackstone's existing owners will contribute to Blackstone Holdings their ownership interests in the operating entities included in the historical combined financial statements, with the exception of certain legacy entities.

  The criterion delineated in paragraph 3.c. of EITF 02-5 is met with respect to determining that common control exists among the partnership entities included in the combined historical financial statements and which will be exchanged as part of the reorganization of entities under common control. The paragraph states the following: "A group of shareholders holds more than 50 percent of the voting ownership interest of each entity, and contemporaneous written evidence of an agreement to vote a majority of the entities' shares in concert exists."

  Historically, the existing owners have acted as a group pursuant to the provisions of the partnership agreements which require existing owners to vote in concert. The agreement among existing owners to vote in concert is contemporaneous with the formation of a partnership or the amendment of an agreement upon the admission of a new partner and is considered an integral part of the partnership agreement that continues to be in effect throughout the term of the partnership, and as described below, voting in concert is ensured by virtue of a voting proxy provided by all owners to the founders. The existing owners will have similar arrangements prospectively.

  Each of the existing owners individually owns various percentages in each of the combined entities; however, as a group, the existing owners collectively have control over the activities of the partnerships through the agreement to vote in concert. Blackstone's existing partnership agreements articulate the rights and responsibilities of the various existing owners and stipulate the voting and management provisions entrusted to each partner. The partnership agreements dictate that the following matters require the affirmative vote and approval of a majority of the existing owners, voting together, including the founders:

  •
  Admission of an additional partner

  •
  Mandatory additional capital contributions to the partnership

  •
  Any investments in which the partnership invests its equity capital in excess of certain amounts

  •
  Long-term borrowing exceeding specified parameters

  •
  Long-term lease of real property

  •
  Formation of any entity in which the partnership would own a majority equity interest

  •
  Sale, reorganization or termination of the partnership

  •
  Entrance into a new line of business

  •
  Amendment of the partnership agreements

  •
  Change in the name of the partnership

  The partnership agreements further stipulate that upon the execution of the agreements, each limited partner grants an irrevocable power of attorney to the founders to vote each of the partner's interest as the founders would vote. In addition, the partnership agreements stipulate that the founders shall select from the existing owners, on an annual basis, a committee (the "Management Committee") whose role is to provide consultation and advice in connection with the approvals and determinations to be made by the founding members on all matters outlined in the partnership agreements. The Management Committee has the power to set and change certain of the activities including, but not limited to, compensation, distributions, and allocation of interests.

  In addition, Blackstone respectfully advises the Staff that the disclosure on page(s) F-11 has been revised in response to the Staff's comment to provide clarification.

94.
Your existing owners will receive Blackstone Holdings partnership units in the reorganization in exchange for the contribution of their equity interests in your operating subsidiaries to Blackstone Holdings. Please provide us with additional information regarding the terms of the reorganization by addressing the following:

•
Please clearly identify each entity that is part of the reorganization, including the entities that existed prior to the reorganization and the entities that will exist after the reorganization;

•
For owners in each entity that existed prior to the reorganization, please help us understand how you determined how many units would be given to them of the newly created entities and of which entities they would be given units. Please clarify the exchange ratio used to determine the appropriate number of units to be given to the existing owners of each entity. Please clarify if the same exchange ratio was used for all of the existing owners of each entity. If not, please disclose your accounting for any preferential rights given; and

•
Please clarify whether anyone who is not an existing owner will receive units of the newly created entities in the reorganization. If so, please tell us the terms under which these units will be given to these non-existing owners, including if any consideration will be paid. Please also help us understand why units of the newly created entities would be given to them.

  In response to the Staff's comment, Blackstone respectfully advises the Staff that, as described under "Organizational Structure—Reorganization—Blackstone Holdings Formation" on pages 64 and 65, the existing owners will contribute to Blackstone Holdings each of the operating entities included in its historical combined financial statements, with limited exceptions. The partnerships comprising Blackstone Holdings are being established as part of the reorganization. Each of the contributed businesses currently exists and is owned and controlled by the existing owners.

  Each of the Blackstone Holdings partnerships was formed to hold its interests in different businesses. Blackstone expects that its U.S. fee-generating businesses will be held by Blackstone Holdings I L.P. Blackstone expects that its interests in many of the investments by its corporate private equity funds and real estate opportunity funds in entities that are treated as partnerships for U.S. federal income tax purposes will be held by Blackstone Holdings II L.P. Blackstone anticipates that Blackstone Holdings III L.P. will hold a variety of assets, including interests in entities treated as domestic corporations for U.S. federal income tax purposes. Blackstone expects that its interests in certain investments made by its corporate private equity funds and real estate opportunity funds in certain non-U.S. entities and certain other investments will be held by Blackstone Holdings IV L.P. Blackstone expects that its non-U.S. fee-generating businesses will be held by Blackstone Holdings V L.P.

  In exchange for the contribution of their interests in the contributed businesses, the existing owners, who are also considered the control group, will receive partnership units in each of the five Blackstone Holdings, which partnership units may be vested or unvested. The vested units received by Blackstone's existing owners will be accounted for as an exchange of units of entities under common control pursuant to the guidance in paragraphs 11, D11 and D12 of SFAS 141, Business Combinations. All unvested units issued as part of the reorganization will be accounted for pursuant to the provisions of SFAS 123R, Share Based Payments, as a compensation cost over the service period as these units vest. Blackstone has determined that the compensation cost will be based on the fair value of the Blackstone Holdings partnership units on the grant date, which will be the date of the reorganization and which will take place just prior to the offering.

  In addition, at the time of the offering, certain selected employees and other individuals will receive IPO Date Awards from The Blackstone Group L.P. in exchange for services to be provided. The Blackstone Group L.P., a holding partnership and the Registrant, is a newly created entity in connection with the offering. These partnership units will be accounted for pursuant to SFAS 123R and, for non-employees, the guidance in EITF 96-18, Accounting for Equity Instruments That Are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling, Goods or Services, as a compensation cost over the service period as these units vest. For employees, the awards will be accounted for in the same manner as described in the preceding paragraph for unvested units. For non-employees, Blackstone has determined that the compensation cost will be based on the measurement date fair value of Blackstone's partnership units, which is more reliably measured than the fair value of services received. The measurement date will be the earlier of either of (i) the date at which a commitment for performance by the non-employees to earn the equity instruments is reached; or (ii) the date at which the non-employees' performance is complete.

95.
We remind you that SAB Topic 1:B.1 states that the historical income statements of a registrant should reflect all costs of doing business in general. If true, please disclose that all costs have been reflected in the financial statements provided. If expenses have been allocated, please disclose the allocation method used for each material type of cost allocated and management's assertion that the methods used are reasonable.

  In response to the Staff's comment, Blackstone has revised its disclosure in note 1 to the combined financial statements on page F-11 to clarify that all costs of Blackstone's businesses have been included in the combined statements of income.

Note 2. Summary of Significant Accounting Policies, page F-11

96.
Please include your policy for recognizing "day one" gains, distinguishing between securities that are based on market value versus other fair value techniques. Specifically address whether you defer recognition of "day one" gains and if so, how and when such amounts are released into income.

  In response to the Staff's comment, Blackstone respectfully advises the Staff that Blackstone follows the guidance in footnote 3 of Emerging Issues Task Force (EITF) Issue 02-3, Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities, with respect to recognizing "day one" gains. Blackstone's policy is not to recognize an unrealized gain or loss at inception of a financial instrument unless the fair value of that instrument is obtained from a quoted market price in an active market or is otherwise evidenced by other observable current market transactions or based on a valuation technique incorporating observable market data. To date, Blackstone has not recognized any "day one" gains and has therefore not included additional disclosure as "day one" gains are not material.

  Upon Blackstone's adoption of SFAS 157 as of January 1, 2007, the revenue recognition criteria of EITF 02-3 will no longer be applied as SFAS 157 nullified such provisions. SFAS 157 prescribes a fair value measurement hierarchy for recognizing fair value. See "Summary of Significant Accounting Policies—Recent Accounting Pronouncements" for additional information.

Fund Management Fees, page F-12

97.
Please expand your discussion about the recognition of performance fees related to management fee arrangements. Please confirm to us that you account for all of these performance fees using Method 2 of EITF D-96, which is to record as revenue the amount that would be due at any point in time. Please also disclose the terms of these arrangements that include performance fees, including:

•
The measurement periods for these performance fees (monthly, quarterly, annual);
•
When amounts are paid including whether they are paid at the end of the measurement period; and
•
Whether there are any situations in which you could be required to payback any of the amounts.

  Please also disclose any revenue amounts recorded that are at risk due to future performance contingencies. Refer to EITF D-96.

  Blackstone respectfully advises the Staff that it applies Method 2 of EITF Topic D-96 for recognizing performance based fees. Measurement periods for these fees are either semi-annual or annual and the fees are paid after the measurement period has ended. Performance fees range from 5% to 20% of the net annual appreciation, subject to a high-water mark and in some cases subject to a preferred return. There are no clawback provisions related to these performance fees; however, as noted, future performance fees are subject to the high-water mark. Performance fees were $32.1 million, $11.8 million and $2.8 million for the years ended December 31, 2006, 2005, and 2004, respectively. Blackstone has expanded its disclosure on pages 160 through 161 to include a more detailed discussion regarding Blackstone's fee structure, and Blackstone will consider additional disclosure in the notes to the combined financial statements to the extent that these fees become material.

98.
Please disclose the significant terms of your management contractual agreements, including the periods of these agreements and annual management fees earned. Please provide this information separately for affiliates and nonaffiliates.

  In response to the Staff's comment, Blackstone respectfully advises the Staff that fund management fees are comprised of fees charged directly to funds, fund investors and fund portfolio companies (including management, transaction and monitoring fees). Management fees are based upon the contractual terms of investment advisory and related agreements and are recognized as earned over the specified contract period. For management fees the contract period is generally equal to the life of the individual fund.

  Annual management fees earned from the fund investors of the corporate private equity, real estate and mezzanine funds range from 1% to 2% of committed capital during the fund investment period, and at least 0.75% of invested capital after the fund investment period. Annual management fees earned from the funds of hedge funds primarily range from 0.75% to 1.5% of the assets under management. Annual management fees earned from the proprietary hedge funds range from 1.5% to 2.0% of the hedge fund's net asset value. Annual management fees earned from the senior debt vehicles range from 0.50% to 1.25% of the fund's total assets. Annual management fees earned from fund investors of the mutual funds range from 0.75% to 1.11% depending on the amount of assets in the applicable fund. Blackstone's founders, senior managing directors and employees are generally not charged management fees.

  In certain management fee arrangements, Blackstone is entitled to receive performance fees when the return on assets under management exceeds certain benchmark returns or other performance targets. In such arrangements, performance fees are accrued monthly or quarterly based on measuring account/fund performance to date versus the performance benchmark stated in the investment management agreement.

  Additionally, and in response to the Staff's comment, Blackstone has revised note 2 to the combined financial statements on page F-12 to provide additional disclosure related to this topic.

Advisory Fees, page F-12

99.
You state that transaction fees are recognized when the services related to the underlying transactions are substantially completed in accordance with the terms of their engagement letters. Please further expand your disclosure to state what is meant by substantially completed.

  In response to the Staff's comment, Blackstone has expanded its disclosure on page F-13 to more specifically address when transaction fees are recognized.

100.
Given that you record revenues related to transaction fees when the services are substantially completed and fund placement services revenue upon the acceptance by a fund of capital or capital commitments, please disclose whether you defer any costs related to these revenues. If so, please disclose the amounts as of each balance sheet date.

  In response to the Staff's comment, Blackstone advises the Staff that Blackstone defers costs associated with transaction fees. The deferral is consistent with industry practice and guidance prescribed by the definition of "Investment Banking" activities in Section 1.92—.99 of the AICPA Audit and Accounting Guide—Brokers and Dealers in Securities. Advisory fees are generated substantially from Blackstone's financial advisory segment. The entities that comprise the financial advisory segment are all registered broker-dealers. Costs related to advisory fees are deferred until such time as the transaction is consummated, at which time such deferred costs are reimbursed. Blackstone only defers transaction related expenses that are expected to be reimbursed. Blackstone periodically evaluates the collectibility of those expenses that are deferred and recognizes them in current period earnings if they are deemed uncollectible. The amounts deferred as of December 31, 2006 and 2005 were $4.0 million and $2.1 million, respectively, and are a component of Accounts Receivable. Deferred expenses include only transaction related expenses and no other costs, such as the compensation costs of those involved in providing advisory services to the client. Such costs are recorded as current period expenses in the combined statements of income. Blackstone has expanded its disclosure on page F-13 to include a discussion regarding deferred costs and will consider additional disclosure in the notes to the combined financial statements to the extent that deferred costs become material.

Investments, at Fair Value, page F-12

101.
You state that the fair value of your Investments and Securities Sold, Not Yet Purchased are based on observable market prices when available. Such prices are based on the last sales price on the date of determination, or, if no sales occurred on such day, at the "bid" price at the close of business on such day and if sold short at the "asked" price at the close of business on such day. Futures and options contracts are valued based on closing market prices. Forward and swap contracts are valued based on market rates or prices obtained from recognized financial data service providers. Please tell us what consideration you gave to paragraph 2.31 of the

  AICPA Audit and Accounting Guide on Investment Companies in determining how to value securities sold short.

  In response to the Staff's comment, Blackstone considered the guidance set forth in paragraph 2.31 of the AICPA Audit and Accounting Guide for Investment Companies in determining how to value securities sold short. Substantially all securities sold short were valued based on the last sales price on the principal exchange.

Note 3. Investments, page F-17

102.
Please confirm to us whether you have any multiple-class funds, master-feeder funds, funds of funds or any similar type of arrangements. If so, please tell us where you have provided disclosure of these structures. Refer to Chapter 5 of the AICPA Audit and Accounting Guide on Investment Companies.

  In response to the Staff's comment, Blackstone respectfully advises the Staff that it does have investments in funds of funds, which Blackstone refers to as funds of hedge funds, as described on page 3 of the Registration Statement and elsewhere. In preparing the combined financial statements, Blackstone considered the guidance in Chapter 5 referred to above and notes that investee funds are listed by strategy in the table in the "Investments of Consolidated Blackstone Funds" section in note 3 of the combined financial statements on page F-18. Certain of the consolidated funds of hedge funds and hedge funds are feeder funds and the summary of their investment strategies has been included in the table in note 3 on page F-18.

  Additionally, Blackstone has previously provided disclosure in note 3 of the fair value of any single investment which, when combined across the consolidated portfolios, exceeded 5% of the financial statement balance. No single fund of hedge funds or hedge fund structured in a master-feeder arrangement exceeded this threshold.

103.
Please disclose any investments you have in affiliated companies through consolidated Blackstone Funds. Please also tell us what consideration you gave to separately disclosing the realized gains and net change in unrealized gains separately by fund type for each period presented along with the totals you currently present on page F-19.

  In response to the Staff's comment, Blackstone has revised its disclosure on page F-19 to explain that substantially all of the investments in the portfolio companies of the corporate private equity and real estate funds are in affiliated entities and all of the investments in mezzanine funds, funds of hedge funds and proprietary hedge funds are ultimately invested in unaffiliated investments.

  Blackstone acknowledges the Staff's comment and respectfully advises that Staff that it has considered the additional disclosure by fund type and concluded that the segment disclosures in note 12 to the combined financial statements on pages F-28 through F-33 and elsewhere in the prospectus provided a more complete perspective of the financial results of each business segment, presented in a consistent format. In addition, unrealized gains and losses for Investments of Consolidated Blackstone Funds can be derived from the information provided in "Investments of Consolidated Blackstone Funds" in note 3 to the combined financial statements on page F-18.

104.
Please tell us what consideration you gave to providing the disclosures called for by paragraphs 7.16(b), (d), (e) and (f) as well as 7.17 of the AICPA Audit and Accounting Guide on Investment Companies.

  In response to the Staff's comment, Blackstone respectfully advises the Staff that in preparing the combined financial statements, including note 3, Blackstone considered the requirements of the AICPA Audit and Accounting Guide on Investment Companies and concluded as follows:

  •
  Paragraph 7.16(b) requires the disclosure of each investment, exclusive of derivative contracts, singly or when aggregated by issuer, which exceeds a 5% test. Blackstone has revised its disclosure in note 3 to the combined financial statements on pages F-18 and F-19 accordingly.

  •
  Paragraphs 7.16(d) and 7.16(e) require disclosure similar to that of 7.16(b) but for derivative contracts including futures contracts. The consolidated Blackstone funds typically have a minimal amount of derivative positions and the aggregated positions as the reporting date did not meet the threshold requirements for disclosure.

  •
  Paragraph 7.16(f) requires disclosure for each investment in a nonregistered investment partnership when the fair value of such investment exceeds a 5% test. Blackstone had no such investments at the reporting dates.

  •
  Paragraph 7.17 requires that when applying the provisions of 7.14(a) and 7.14(b) Blackstone must look through proportionally to the underlying investments of any investment in other investment funds or partnerships. Blackstone considered this look-through requirement, to the extent Blackstone had access to the underlying investment data from unaffiliated investment funds, when preparing the notes to the combined financial statements.

Note 6. Due from Brokers, page F-21

105.
Please tell us how you determined it was appropriate to net receivables and payables for unsettled security transactions in your Due from Brokers financial statement line item. Specifically, please disclose how you met the criteria in FIN 39 for netting.

  In response to the Staff's comment, Blackstone respectfully advises the Staff that it has considered the criteria set forth in FIN 39 relating to "netting" of receivables and payables and determined that netting was appropriate. In the Blackstone funds that had unsettled security transactions, only two prime brokers were utilized. At December 31, 2006, the applicable Blackstone fund was in a net receivable position for unsettled security trades individually at both prime brokers. There is no cross netting of receivable and payable amounts between the prime brokers. Blackstone respectfully submits that the principles of FIN 39 above have been applied.

Note 10. Related Party Transactions

Contingent Repayment Guarantee, page F-26

106.
Please clarify in your disclosure whether there are any contingent repayments (clawback obligations) as well as how you account for them.

  Blackstone respectfully advises the Staff that as of December 31, 2006, none of its funds whose partnership agreements contain a clawback provision had such an obligation. Blackstone has revised its disclosure accordingly on page 125.

Note 11. Commitments and Contingencies

Operating Leases, page F-27

107.
Please disclose how you account for the escalation provisions as well as step rent provisions, capital improvement funding and other lease concessions, which may be present in your leases. If, as we assume, they are taken into account in computing your minimum lease payments and the minimum lease payments are recognized on a straight-line basis over the minimum lease term, the note should so state. If our assumption is incorrect, please tell us how your accounting complies with SFAS 13 and FTB 88-1. Paragraph 5.n. of SFAS 13, as amended by SFAS 29, discusses how lease payments that depend on an existing index or rate, such as the consumer price index or the prime interest rate, should be included in your minimum lease payments.

  In response to the Staff's comment, Blackstone respectfully advises the Staff that it considered all applicable accounting literature and the terms of the leases and has accounted for them in accordance with generally accepted accounting principles. Blackstone's leases are classified as operating leases. The operating leases are charged to expense over the lease term as they become payable. Step rent provisions have been taken into account in computing the minimum lease payments, which are accounted for on a straight-line basis over the minimum lease term. The lease payments do not depend on an existing index or rate. Blackstone's disclosure in note 11 to the combined financial statements on page F-27 has been revised accordingly.

Note 12. Segment Reporting, page F-28

108.
Please provide the geographical disclosures required by paragraph 38 of SFAS 131.

  In response to the Staff's comment, Blackstone respectfully advises the Staff that it transacts its primary business in the United States and substantially all of its revenues are generated domestically. New York is the strategic and operational headquarters of Blackstone's business groups. Substantially all of the personnel responsible for governing Blackstone, including persons with authority to make key decisions during the investment screening process, are located in New York. To that end, New York based investment committees are responsible for reviewing opportunities for investments by Blackstone's various funds as well its operating businesses. These committees oversee due diligence, deal selection, deal execution, ongoing monitoring, board representation, divestments and marketing. While sub-advisors outside the United States are permitted to complete certain administrative aspects of transaction execution, only advisors in New York have the power to unilaterally proceed with investment recommendations and divestment decisions. Further, sub-advisors located outside the United States do not have the authority to commit capital nor do they assume any investment risk associated with investments made by Blackstone's funds as they have generally been assured of cost recovery through transfer pricing arrangements. For the year ended December 31, 2006, the sub-advisors located outside the United States earned revenues of $115.5 million. These revenues were earned from affiliated entities and were eliminated upon consolidation of the sub-advisors. Accordingly, Blackstone respectfully submits that it operates as a single geographical segment in the United States. In response to the Staff's comment, Blackstone has provided additional disclosure in note 12 to the combined financial statements on page F-28.

Exhibits

109.
Please file all the exhibits required by Item 601 of Regulation S-K, including:

  •
  form of indemnification agreement, if any,
  •
  revolving credit facility agreement,
  •
  partnership, operating and distribution agreements and other organizational documents relating to the intermediate holding companies, the operating group, operating entities and principal holdings, and
  •
  each fund's management agreement.

  Blackstone acknowledges the Staff's comment. Blackstone will file its revolving credit facility and the form of limited partnership agreement for each of Blackstone Holdings I L.P., Blackstone Holdings II L.P., Blackstone Holdings III L.P., Blackstone Holdings IV L.P. and Blackstone Holdings V L.P. in a subsequent pre-effective amendment to the Registration Statement. Blackstone respectfully advises the Staff that it does not have any separate indemnification agreements. Further, from time to time Blackstone enters into management agreements and partnership agreements relating to each of the numerous investment funds it manages. These agreements ordinarily accompany the asset management business, are entered into in the ordinary course of business and do not fall within one or more of the categories enumerated in Item 601(b)(10)(ii)(A)-(D) of Regulation S-K. Therefore, Blackstone respectfully submits that these agreements are not required to be filed pursuant to Item 601 of Regulation S-K.

* * * * * * * * * *

        Please do not hesitate to call Joshua Ford Bonnie at 212-455-3986 with any questions or further comments you may have regarding this filing or if you wish to discuss the above responses.

                      Very truly yours,

                      /s/ Simpson Thacher & Bartlett LLP

                      SIMPSON THACHER & BARTLETT LLP

cc:    Securities and Exchange Commission
                     Pamela Long
                     Nudrat Salik
                     Rufus Decker

         The Blackstone Group L.P.
                     Robert L. Friedman

         Skadden, Arps, Slate, Meagher & Flom LLP
                     Phyllis G. Korff
                     Jennifer A. Bensch